Net sales (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Wholesale	358.2	280.8	675.9	564.0
Direct-to-Consumer	209.4	163.5	399.9	300.5
Net sales	567.7	444.3	1,075.9	864.5

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Shoes	542.5	428.2	1,027.1	828.7
Apparel	21.9	13.4	41.6	30.3
Accessories	3.3	2.7	7.1	5.4
Net sales	567.7	444.3	1,075.9	864.5
Net sales by geographic regions (based on the location of the counterparty):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Europe, Middle East and Africa	138.4	113.6	264.6	232.2
Americas	370.0	296.6	699.7	566.8
Asia-Pacific	59.2	34.1	111.6	65.5
Net sales	567.7	444.3	1,075.9	864.5